Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Balance at Dec. 31, 2016	$ 1,962,118	$ 2,319,293	$ 38,937	$ 156,456	$ (552,568)
Net loss for the period	(132,036)				(132,036)
Other comprehensive income (loss) for the period	(24,846)			(24,846)
Share based compensation expense	5,100		5,100
Balance at Dec. 31, 2017	1,810,336	2,319,293	44,037	131,610	(684,604)
Net loss for the period	(294,270)				(294,270)
Other comprehensive income (loss) for the period	30,404			30,404
Redemption of non-management directors DSUs	1,800	2,609	(809)
Share options exercised	275	378	(103)
Share based compensation expense	9,207		9,207
Balance at Dec. 31, 2018	$ 1,557,752	$ 2,322,280	$ 52,332	$ 162,014	$ (978,874)